Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 201,865			¥ 174,860
Contract cost assets	192,848
Prepaid rental and deposits				5,256
Deferred offering costs				5,719
Others	18,221			14,240
Prepayments and other current assets	¥ 412,934	$ 59,870	¥ 195,617	¥ 200,075